Operating Leases Operating Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Net operating lease costs	$ 44,852	$ 45,717	$ 52,715
Right-of-use assets obtained in exchange for lease obligations	64,800	37,700
Impairment of operating right-of-use assets and related property, plant and equipment	$ 13,800	$ 8,700	28,400
Weighted average remaining lease term	6 years 6 months 21 days	6 years 8 months 19 days
Weighted average discount rate (in percent)	4.01%	3.29%
Operating lease liabilities, current	$ 36,783	$ 36,414
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities (Note 12)	Other liabilities (Note 12)
Operating lease, liability, noncurrent	$ 140,085	$ 126,321
Selling, general and administrative
Lessee, Lease, Description [Line Items]
Net operating lease costs	37,200	37,900	48,300
Direct costs
Lessee, Lease, Description [Line Items]
Net operating lease costs	$ 7,700	$ 7,800	$ 4,400